PARTICIPATING LOAN INTERESTS - Narratives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Participating Loan Interests [Abstract]
Interest income	$ 8	$ 17	$ 27
Fair value gains	$ 41	$ 36	$ 59